Capital structure and financial items - Financial income and expenses - Financial impact from forward contracts (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Change in value of forward elements of forward contracts [abstract]
Income/(loss) transferred from other comprehensive income	kr 1,026	kr (1,740)	kr 1,802
Realised fair value adjustment of transferred contracts	214	(3,772)	(1,411)
Unrealised fair value adjustments of forward contracts	(540)	(1,202)	1,246
Realised foreign exchange gain/(loss) on forward contracts	644	4,948	679
Financial income/(expense) from forward contracts	kr 1,344	kr (1,766)	kr 2,316